Short-term bank borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	May 19, 2020	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)
Short-term Debt [Line Items]
Short-term bank borrowings										¥ 443,444	¥ 443,444	¥ 443,444	$ 67,961					¥ 490,000
Weighted average interest rates (as a percent)										5.80%	5.80%	5.80%	5.80%					5.50%
Minimum
Short-term Debt [Line Items]
Debt instrument term												30 days
Maximum
Short-term Debt [Line Items]
Debt instrument term												5 years
Loan from China Merchants Bank in Shenzhen
Short-term Debt [Line Items]
Debt instrument term							11 months
Borrowed amount							¥ 50,000
Interest rate (as a percent)							4.35%												4.35%
Collateral							¥ 55,810												$ 8,000
Loan from Bank of Shanghai in Shenzhen
Short-term Debt [Line Items]
Debt instrument term							1 year
Borrowed amount							¥ 50,000
Interest rate (as a percent)							4.35%							3.85%	3.85%				4.35%
Collateral							¥ 54,065							¥ 50,568	$ 7,750				$ 7,750
Loan from Agriculture Bank of China in Shenzhen
Short-term Debt [Line Items]
Debt instrument term						1 year	1 year
Borrowed amount						¥ 30,000	¥ 100,000
Interest rate (as a percent)						4.35%	4.35%										4.35%		4.35%
Collateral						¥ 32,624	¥ 119,293										$ 5,000		$ 17,100
Loan from Bank of Shanghai
Short-term Debt [Line Items]
Debt instrument term					1 year
Borrowed amount					¥ 30,000
Interest rate (as a percent)					6.05%
Line of credit from Bank of Shanghai
Short-term Debt [Line Items]
Collateral					¥ 54,926
Line of credit						¥ 100,000
Borrowing from Shenzhen Zhongxiaodan Commercial Insurance Co., Ltd.
Short-term Debt [Line Items]
Interest rate (as a percent)																12.00%
Zhejiang Chouzhou Commercial Bank Loan
Short-term Debt [Line Items]
Debt instrument term				1 year
Borrowed amount				¥ 100,000
Zhejiang Chouzhou Commercial Bank Loan | Minimum
Short-term Debt [Line Items]
Interest rate (as a percent)				7.50%
Zhejiang Chouzhou Commercial Bank Loan | Maximum
Short-term Debt [Line Items]
Interest rate (as a percent)				8.11%
Loans from Bank of Hangzhou
Short-term Debt [Line Items]
Debt instrument term											6 months
Borrowed amount										¥ 20,000	¥ 20,000	¥ 20,000
Collateral										¥ 52,968	¥ 52,968	¥ 52,968
Loans from Bank of Hangzhou | Minimum
Short-term Debt [Line Items]
Interest rate (as a percent)										5.60%	5.60%	5.60%	5.60%
Loans from Bank of Hangzhou | Maximum
Short-term Debt [Line Items]
Interest rate (as a percent)										5.80%	5.80%	5.80%	5.80%
Loans from China Guangfa Bank
Short-term Debt [Line Items]
Debt instrument term			1 year
Borrowed amount			¥ 30,000
Interest rate (as a percent)			4.20%
Collateral										¥ 22,571	¥ 22,571	¥ 22,571
Loans from Bank of Ningbo
Short-term Debt [Line Items]
Debt instrument term								1 year
Borrowed amount		¥ 20,000						¥ 20,000
Interest rate (as a percent)		6.50%						6.50%
Loans from Bank Of China
Short-term Debt [Line Items]
Collateral										¥ 141,528	141,528	141,528
Six-month loan from Bank of China
Short-term Debt [Line Items]
Debt instrument term										6 months
Borrowed amount										¥ 50,000	¥ 50,000	¥ 50,000
Interest rate (as a percent)										5.66%	5.66%	5.66%	5.66%
One-year loans from Bank of China
Short-term Debt [Line Items]
Debt instrument term										1 year
Borrowed amount										¥ 30,000	¥ 30,000	¥ 30,000
Interest rate (as a percent)										4.35%	4.35%	4.35%	4.35%
Borrowing from China Construction Bank
Short-term Debt [Line Items]
Debt instrument term		1 year
Borrowed amount		¥ 20,000						¥ 20,000
Interest rate (as a percent)		6.15%						6.15%
Loans from China Everbright Bank
Short-term Debt [Line Items]
Debt instrument term									1 year
Borrowed amount	¥ 19,500								¥ 19,500
Interest rate (as a percent)	5.85%								5.85%
Collateral										¥ 84,396	¥ 84,396	¥ 84,396
Loans from Shanghai Pudong Development Bank
Short-term Debt [Line Items]
Debt instrument term	1 year
Borrowed amount	¥ 40,000								¥ 40,000
Interest rate (as a percent)	5.75%								5.75%
Collateral										¥ 54,013	¥ 54,013	¥ 54,013